Note 54 Pension commitments with members of Senior Management (Details) - Senior management [Member] - EUR (€) € in Thousands		Dec. 31, 2024	Dec. 31, 2023
Pension commitments with members of Senior Management [Line Items]
Senior management retirement	[1],[2]	€ 4,226	€ 3,829
Senior management death and disability	[1],[2]	1,181	1,102
Senior management funds accumulated	[1]	€ 40,549	€ 34,069

[1]	(2) 16 members as of December 31, 2024, and 15 members as of December 31, 2023, excluding executive directors in both cases.
[2]	(1) Contributions recognized to meet pension commitments with all Senior Management in financial years 2024 and 2023, which relate to the sum of the annual retirement pension contributions and the adjustments made to the “discretionary pension benefits” for 2023 and 2022 which were included in the accumulated fund in 2024 and 2023, respectively, and to the insurance premiums paid by the Bank for death and disability contingencies.